Disclosure on individual items of the consolidated financial statements (Details)			1 Months Ended	12 Months Ended
	Apr. 01, 2022 EUR (€)	Jan. 01, 2021 USD ($) shares	Jan. 26, 2021 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 $ / shares	Jan. 27, 2021 $ / shares
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Revenues generated				73.90%	73.90%
Percentage of geographical region						72.10%	72.10%	99.20%
Revenue from contracts with customers				€ 26,430,000		€ 33,035,000		€ 47,370,000
Personnel expenses include expenses for stock compensation						42,000		105,000
Research and development expense				1,701,000		2,012,000		749,000
Capitalized development cost				7,406,000		3,904,000		5,470,000
Amortization development cost				2,458,000		2,249,000		647,000
Cost refunds				492,000		174,000		119,000
Government grants amount						4,381,000		4,282,000		$ 4,615,000
Grants had not yet been paid				€ 354,000		96,000		13,000
Public and private warrant liabilities					$ 10,329,000	0		0
Foreign currency gains								9,928,000
Company share (in Dollars per share) | $ / shares												$ 9.77	$ 0.0001
Description of reconciliation of the effective tax rate				The entity’s tax rate of 29,48% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 13,65%.	The entity’s tax rate of 29,48% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 13,65%.
Loss attributable to shareholders				€ 18,906,000		€ 87,640,000		€ 10,280,000
Weighted average number, basic (in Shares) | shares				49,005,000	49,005,000	25,344,000	25,344,000	32,000
Effect shares (in Shares) | shares		32,039,000
Intangible asset useful life				5 years	5 years
Carrying amount				€ 4,580,000		€ 5,552,000
Total cash outflow				€ 828,000		569,000		€ 454,000
Convertible loan granted	€ 5,000,000
Loan interest rate				6.00%						6.00%
Due date				Mar. 31, 2027	Mar. 31, 2027
Loan balance				€ 3,221,000		1,944,000
Accrued interest				63,000		0
Expected credit loss				85,000		0
Rental expense				137,000		102,000
cash deposit				34,441,000		101,813,000
Advanced payments made				2,113,000		656,000
Cash at banks includes restricted cash				€ 12,042,000		€ 0
Description of shareholders				The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021, following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.	The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021, following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.
Description of capital reorganization						Following the merger with ADSE GM in 2021, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.	Following the merger with ADSE GM in 2021, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.
Share price (in Shares) | shares						32,039	32,039
Ordinary shares (in Shares) | shares						24,683,333	24,683,333
Share capital amounts				€ 4,000		€ 4,000		€ 32,000
Warrant liabilities				€ 2,439,000							$ 12,767,000
Public warrants (in Shares) | shares				7,187,500	7,187,500
Private warrants (in Shares) | shares				4,375,000	4,375,000
Lender warrants in issue (in Shares) | shares						100,000	100,000
ordinary share (in Dollars per share) | $ / shares							$ 11.5
Share price (in Dollars per share) | $ / shares							18
Public warrants (in Dollars per share) | $ / shares							$ 0.01
Dividend Percentage				0.00%	0.00%
Trade payable related parties				€ 10,012,000		€ 6,643,000
Loans and borrowings				€ 0
Total contribution						7,522,000
Subscribed capital						7,522,000
Interest rate				5.96%	5.96%
Equity holders						€ 25,300,000
Fair value description				For all 331,250 RSUs granted on March 04, 2022, the grant date fair value is USD 8.40. For 11,600 RSUs granted on March 31, 2022, to an external consultant, the grant date fair value is USD 8.62.	For all 331,250 RSUs granted on March 04, 2022, the grant date fair value is USD 8.40. For 11,600 RSUs granted on March 31, 2022, to an external consultant, the grant date fair value is USD 8.62.
Weighted-average fair value (in Dollars) | $										$ 8,410
Remaining contractual lifetime						1 year 9 months 18 days	1 year 9 months 18 days
Average expected percentage								0.00%
Increase in equity				€ 1,370,000		€ 10,000
Payroll taxes decrease | $					$ 27,609,000		$ 0
Shareholder loans				1,370,000		10,000		€ 0
Exercise price (in Dollars) | $					$ 10,000
Non-current lending to customer amount				1,397,000		0
Financial assets recognized				171,000		2,020,000		9,000
Cash and cash equivalents comprise cash				34,441,000		101,813,000
Balances with banks				34,440,000		101,812,000
Currency risks amount						€ 101,729		€ 10,087,000
Foreign currencies						94.00%	94.00%	87.00%	99.00%
Depreciated percentage						10.00%	10.00%	10.00%
IPO [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Public warrants (in Shares) | shares			6,250,000
Over-Allotment Options [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Warrants shares issued (in Shares) | shares						937,500	937,500
Sponsor [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Private warrants (in Shares) | shares						4,375,000	4,375,000
Customers [member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Revenue from contracts with customers				8,879,000		€ 2,721,000		€ 3,325,000
ADSE [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Personnel expenses include expenses for stock compensation				2,770,000		10,000		0
Ordinary shares (in Dollars) | $		$ 24,683,333,000
Carrying amount				3,199,000		1,944,000
Warrant liabilities				2,439,000
Increase in equity				1,397,000		0
Payroll taxes decrease				77,000		0
Net increase in equity				1,293,000		10,000
Other Operating Income [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Cost refunds				492,000		174,000		€ 119,000
ADS-TEC Energy [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Weighted average number, diluted (in Shares) | shares								48,809,000
DC-CBX [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Carrying amount								€ 6,021,000			7,298,000
CPT [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Carrying amount				8,334,000		2,204,000
Swiss tax [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
cash deposit				37,000		37,000
VAT [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Advanced payments made				1,000		2,751,000
ads-tec Industrial IT GmbH [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Trade payable related parties				1,230,000		12,000
Dresden GmbH [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Trade payable related parties				505,000		838,000
ads-tec Dresden GmbH [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Trade payable related parties				28,000		1,199,000
ads-tec Engineering GmbH [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Trade payable related parties				45,000							$ 393,000
ADSH [Member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Equity holders						17,900,000
Top of range [member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Charging revenues				19,506,000		21,118,000		40,477,000
Commercial and industrial revenues				€ 4,311,000		4,453,000		2,533,000
Lease maturity runs				10 years	10 years
Interest rate				5.00%	5.00%
Average expected fluctuation				5.00%	5.00%
Bottom of range [member]
Disclosure on individual items of the consolidated financial statements (Details) [Line Items]
Charging revenues				€ 0		2,603,000		37,000
Commercial and industrial revenues				€ 152,000		€ 1,881,000		€ 2,939,000
Lease maturity runs				1 year	1 year
Average expected fluctuation				0.00%	0.00%